Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) (10-K) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights	$ 185,368	$ 184,103	$ 191,345
Less: accumulated amortization	(49,481)	(45,731)	(43,378)
Land use right, net	$ 135,887	$ 138,372	$ 147,967